Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	14 years	14 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years	5 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years	3 years
Domain Name And Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years	3 years